Share-based Payments	12 Months Ended
Jun. 30, 2022
Disclosure of share-based payment arrangements [Abstract]
Share-based Payments	Share-based Payments
The Group maintains three share-based employee compensation plans: the 2015 Share Incentive Plan (“2015 Plan”); the Atlassian Corporation Plc 2013 U.S. Share Option Plan (“2013 U.S. Option Plan”); and the Atlassian UK Employee Share Option Plan (together with the 2013 U.S. Option Plan, the “Option Plans”). In October 2015, the Company’s board of directors approved the 2015 Plan, and in November 2015, our shareholders adopted the 2015 Plan, effective on the date of our IPO, which serves as the successor to the Option Plans, and provides for the issuance of incentive and non-statutory share options, share appreciation rights, restricted share awards, RSUs, unrestricted share awards, cash-based awards, performance share awards, performance-based awards to covered employees, and dividend equivalent rights to qualified employees, directors and consultants. Under the 2015 Plan, a total of 20.7 million Class A ordinary shares were initially reserved for the issuance of awards, subject to automatic annual increases.
RSU grants generally vest over four years with 25% vesting on the one year anniversary of the date of grant and 1/12th of the remaining RSUs vest over the remaining three years, on a quarterly basis thereafter. Effective from April 2021, new RSU grants to existing employees vest evenly over four years on a quarterly basis. Performance-based RSUs have non-market performance vesting conditions. Individuals must continue to provide services to a Group entity in order to vest.
The Option Plans allowed for the issuance of options to purchase restricted shares. Effective upon our IPO, the shares underlying the options converted to Class A ordinary shares. Although no future awards will be granted under the Option Plans, they will continue to govern outstanding awards granted thereunder.
Under the Option Plans, share options have a contractual life of seven to ten years and typically follow a standard vesting schedule over a four year period: 25% vest on the one year anniversary and 1/48th monthly vesting for the 36 months thereafter. Individuals must continue to provide services to a Group entity in order to vest. Upon termination, all unvested options are forfeited and vested options must generally be exercised within three months.
RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of June 30, 2020	35,911,586	458,174	2.65	7,371,743
RSUs granted	(2,415,324)	—	—	2,415,324
RSUs canceled	777,183	—	—	(777,183)
RSUs settled	—	—	—	(3,468,136)
Share options exercised	—	(390,802)	2.98	—
Share options canceled	—	—		—
Balance as of June 30, 2021	34,273,445	67,372	$0.75	5,541,748
RSUs granted	(4,093,600)	—	—	4,093,600
RSUs canceled	653,161	—	—	(653,161)
RSUs settled	—	—	—	(2,958,190)
Share options exercised	—	(42,973)	0.76	—
Balance as of June 30, 2022	30,833,006	24,399	$0.73	6,023,997
Share options vested and exercisable as of June 30, 2022		24,399	$0.73
Share options vested and exercisable as of June 30, 2021		67,372	$0.75
The weighted-average remaining contractual life for options outstanding as of June 30, 2022 and 2021 was 2.8 and 3.9 years, respectively. Options exercisable as of June 30, 2022 and 2021, had a weighted-average remaining contractual life of approximately 2.7 and 3.9 years, respectively.
The following table summarizes information about share options outstanding as of June 30, 2022:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	21,997	$0.62	2.66
$1.14	1,673	1.14	4.07
$3.18	729	3.18	1.33
	24,399	$0.73	2.72
The following table summarizes information about share options outstanding as of June 30, 2021:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	53,037	$0.61	3.64
$1.14	13,606	1.14	5.07
$3.18	729	3.18	2.33
	67,372	$0.75	3.92
The weighted-average grant date fair value of the RSUs issued during the fiscal years ended June 30, 2022 and 2021 was $332.4 and $192.6 per share, respectively. There were no share options granted during the fiscal year ended June 30, 2022 and 2021.
Restricted stock
During the fiscal years 2022 and 2021, the Company granted 8,821 and 95,499 shares of restricted stock that were subject to forfeiture, respectively. The weighted average grant fair values of these restricted shares was $313.8 and $200.5, with a weighted average vesting period of 3.0 years and 1.7 years, respectively. As of June 30, 2022 and 2021, there were 72,484 and 270,251 shares of restricted stock outstanding, respectively. These outstanding shares of restricted stock are subject to forfeiture or repurchase at the original exercise price during the repurchase period following employee termination, as applicable.
All share-based payments are measured based on the grant date fair value of the awards and recognized in the consolidated statements of operations over the period during which the employee is required to perform services in exchange for the award (generally the four-year vesting period of the award, with the exception of Restricted Stock, as shown above). As of June 30, 2022, the Group had an aggregate of $675.8 million of future period share-based payment expense related to all equity awards outstanding, net of estimated forfeitures, to be amortized over a weighted-average remaining period of 1.5 years.